CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and balances at central banks	£ 58,521	£ 47,452
Items in the course of collection from banks	755	706
Trading and other financial assets at fair value through profit or loss	162,878	151,174
Derivative financial instruments	25,834	36,138
Loans and receivables:
Loans and advances to banks	6,611	26,902
Loans and advances to customers	472,498	457,958
Debt securities	3,643	3,397
	482,752	488,257
Available-for-sale financial assets	42,098	56,524
Goodwill	2,310	2,016
Value of in-force business	4,839	5,042
Other intangible assets	2,835	1,681
Property, plant and equipment	12,727	12,972
Current tax recoverable	16	28
Deferred tax assets	2,284	2,706
Retirement benefit assets	723	342
Other assets	13,537	12,755
Total assets	812,109	817,793
Liabilities
Deposits from banks	29,804	16,384
Customer deposits	418,124	415,460
Items in course of transmission to banks	584	548
Trading and other financial liabilities at fair value through profit or loss	50,877	54,504
Derivative financial instruments	26,124	34,924
Notes in circulation	1,313	1,402
Debt securities in issue	72,450	76,314
Liabilities arising from insurance contracts and participating investment contracts	103,413	94,390
Liabilities arising from non-participating investment contracts	15,447	20,112
Other liabilities	20,730	29,193
Retirement benefit obligations	358	822
Current tax liabilities	274	226
Other provisions	5,546	5,218
Subordinated liabilities	17,922	19,831
Total liabilities	762,966	769,328
Equity
Share capital	7,197	7,146
Share premium account	17,634	17,622
Other reserves	13,815	14,652
Retained profits	4,905	3,250
Shareholders’ equity	43,551	42,670
Other equity instruments	5,355	5,355
Total equity excluding non-controlling interests	48,906	48,025
Non-controlling interests	237	440
Total equity	49,143	48,465
Total equity and liabilities	£ 812,109	£ 817,793